RULE ONE FUND

Schedule of Investments		September 30, 2023 (unaudited)
72.80%	COMMON STOCKS		Shares	Fair Value

14.41%	COMMUNICATION SERVICES
	Activision Blizz . . . . . . . . . . . . . . . . . . . . . .	. . .	232,000	$ 21,722,160
3.61%	CONSUMER DISCRETIONARY
	Sturm, Ruger & Co., Inc. . . . . . . . . . . . . . . . . .		104,447	5,443,778
6.93%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc. (a) . . . . . . . . . . .		175,000	7,490,000
	Tyson Foods, Inc. Class A . . . . . . . . . . . . .	. . .	58,500	2,953,665
				10,443,665
4.52%	ENERGY
	Occidental Petroleum Corp . . . . . . . . . . .	. . .	105,000	6,812,400
13.22%	FINANCIALS
	Bank of America Corp. . . . . . . . . . . . . . . .	. . .	100,000	2,738,000
	Bank OZK . . . . . . . . . . . . . . . . . . . . . . . . . .	. . .	416,269	15,431,092
	Capital One Financial Corp. . . . . . . . . . . .	. . .	18,000	1,746,900
				19,915,992
4.48%	INDUSTRIALS
	Huntington Ingalls Industries, Inc. . . . . . .	. . .	33,000	6,751,140
18.29%	MEDIA & ENTERTAINMENT
	Netflix, Inc. (a) . . . . . . . . . . . . . . . . . . . . . . . . . . .		73,000	27,564,800
7.34%	TECHNOLOGY
	HP Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . .	43,300	1,112,810
	Alphabet, Inc. Class A (a) . . . . . . . . . . . . . .	. . .	76,000	9,945,360
				11,058,170
72.80%	. . . .TOTAL COMMON STOCKS . . . . . . .	. . . . . .	. . . . . . . . . . . . .	109,712,105
6.88%	EXCHANGE TRADED FUND
	iShares Silver Trust ETF (a) . . . . . . . . . . . . .	. . .	50,000	1,017,000
	SPDR Gold Shares (a) . . . . . . . . . . . . . . . . .	. . .	20,000	3,429,000
	VanEck Vecors Gold Miners ETF . . . . . . .	. . .	220,000	5,920,200
				10,366,200
6.88%	. . .TOTAL EXCHANGE TRADED FUND	. . . . . .	. . . . . . . . . . . . .	10,366,200

1

QUARTERLY REPORT

RULE ONE FUND

Schedule of Investments - continued				September 30, 2023 (unaudited)
19.27%	MONEY MARKET FUNDS					Shares	Fair Value

	Federated Government Obligations Fund
	Institutional Class 5.20% (b) . . . . . . . . . .			. . . 29,048,772			$29,048,789
5.49%	PURCHASED OPTIONS
1.87%	CALL OPTIONS	Number

		of	Notional	Exercise		Expiration
	Description	Contracts	Amount	Price		Date	Value
	Tyson Foods . .	1,200	$6,058,800	$ 27.50		1/16/2025	$2,820,000
3.62%	PUT OPTIONS
	Invesco QQQ
	Trust . . . . . .	2,248	$80,539,096	$ 280.00		6/19/2025	$2,623,416
	S&P 500
	Index . . . . .	284	121,780,620	3,350.00		6/19/2025	2,827,220
	The Boeing						5,200
	Co. . . . . . . .	100	1,916,800	170.00		10/20/2023
							5,455,836
5.49%	. . . . . . . . .TOTAL PURCHASED OPTIONS			. . . . . . .	. . . .	. . . . . . . . . . .	8,275,836
							`
104.44%	TOTAL INVESTMENTS . . . .		. . . . . . . . . . . . .	. . . . . . .	. . . .	. . . . . . . . . . .	157,402,930
-4.44%	Other assets, net of liabilities . . . . . . . . . . . .			. . . . . . .	. . . .	. . . . . . . . . . .	(6,693,960)
100.00%	. . .NET ASSETS	. . . . . . . . . .	. . . . . . . . . . . . .	. . . . . . .	. . . .	. . . . . . . . . . .	$150,708,970

(a)Non-income producing

(b)Effective 7 day yield as of September 30, 2023

2

QUARTERLY REPORT

RULE ONE FUND

Schedule of Investments - continued	September 30, 2023 (unaudited)
(0.53%)	OPTIONS WRITTEN
(0.53%)	CALL OPTIONS
		Number
		of	Notional	Exercise		Expiration
	Description	Contracts	Amount		Price	Date	Value
	Activision
	Blizzard . . .	2,320	$21,722,160		$95.00	1/16/2025	$(51,040)
	Bank of America
	Co. . . . . . . . .	1,000	2,738,000		28.50	10/6/2023	(5,000)
	Netflix Inc. . . .	230	8,684,800		500.00	5/14/1901	(415,150)
	Tyson Foods .	600	3,029,400		50.00	6/21/2024	(324,000)
	. . . . . . . .TOTAL CALL OPTIONS WRITTEN			. .	. . . . . . . .	. . . . . . . . . . .	$(795,190)
	PUT OPTIONS
	The Boeing
	Co. . . . . . . . . .	100	$1,916,800		$175.00	10/19/2023	$(9,100.00)
	Howard
	Hughes
	Holding . . .	400	$2,965,200		75.00	10/19/2023	(70,000)
	HP Inc. . . . . . .	60	$154,200		29.00	10/7/2023	(22,110)
	Pool Corp. . . .	75	$2,670,750		330.00	10/19/2023	(33,375)
							$(134,585)
	TOTAL WRITTEN OPTIONS		. . . . . . . . . . . . . .	. .	. . . . . . . .	. . . . . . . . . . .	$(929,775)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUARTERLY REPORT

RULE ONE FUND

Schedule of Investments - continued	September 30, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investment as of September 30, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . . . . . . .	$109,712,105	$—	$—	$109,712,105
Exchange Traded Funds . .	10,366,200	—	—	10,366,200
Money Market Funds . . . . .	29,048,789	—	—	29,048,789
Options Purchased . . . . . .	—	8,275,836	—	8,275,836
Total Investments . . . . . . . .	$149,127,094	$8,275,836	$—	$157,402,930
Options Written
	$—	$(929,775)	$—	$(929,775)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2023.

At September 30, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $138,014,562 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . . . . . .	$ 21,025,545
Gross unrealized depreciation . . . . . . . .	(2,566,952)
Net unrealized appreciation . . . . . . . . . . .	$ 18,458,593

4

QUARTERLY REPORT